Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities
Net loss	$ (38,726,259)	$ (20,324,648)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation
Shares issued for services	331,591	2,148,889
Amortization of stock options and restricted stock units	2,633,826	2,852,309
Impairment of goodwill	33,547,278
Impairment of IP R&D assets	3,342,084
Amortization of intangibles	109,004	109,947
Bad debt expense - related parties		300,000
Gain on settlement of liabilities, net		(926,829)
Loss on extinguishment of convertible note payable		9,737
Deferred tax liability	(942,749)	(24,803)
Offering costs allocated to warrant liabilities		604,118
Change in fair value of derivative liabilities	(15,144,986)	4,677,388
Change in fair value of accrued issuable equity		9,405
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,018,303	(1,377,247)
Accounts payable	1,214,599	(5,515,042)
Accounts payable – related parties		(215,495)
Accrued expenses	319,936	(1,210,076)
Accrued expenses – related parties	169,788	(436,581)
Accrued issuable equity		(52,500)
Total adjustments	26,598,674	953,220
Net Cash Used In Operating Activities	(12,127,585)	(19,371,428)
Cash Flows From Financing Activities
Shares issued for cash, net of issuance costs		26,666,200
Offering costs in connection with 2021 sale of stock and warrants		(2,055,130)
Offering costs in connection with July 2022 sale of common stock and common stock warrants	(529,982)
Offering costs in connection with December 2022 sale of common stock and common stock warrants	(484,991)
Proceeds from loans payable	1,060,890	1,618,443
Repayment of convertible debt – related parties		(10,000)
Repayment of loans payable, net of adjustments (Note 9)	(1,591,035)	(375,789)
Repayment of loans payable – related parties	(81,277)	(431,805)
Proceeds from sale of July 2022 common stock and common stock warrants	6,499,737
Proceeds from sale of December 2022 common stock and common stock warrants	5,999,851
Proceeds from exercise of July 2022 pre-funded warrants	263
Proceeds from exercise of December 2022 pre-funded warrants	150
Net Cash Provided By Financing Activities	10,873,606	25,411,919
Effect of Exchange Rate Changes on Cash	(419)	75,473
Net (Decrease) Increase In Cash	(1,254,398)	6,115,964
Cash - Beginning of Period	8,224,508	2,108,544
Cash - End of Period	6,970,110	8,224,508
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for income taxes
Cash paid during the period for interest	15,060	35,351
Non-cash investing and financing activities:
Common stock issued upon conversion of KBL debt		1,931,388
Common stock issued upon conversion of 180 debt		432,383
Common stock issued in connection with repayment of related party loans and convertible notes		851,112
Shares and warrants issued for Alpha Settlement		1,013,331
Exchange of common stock equivalents for common stock		146
Shares issued to settle accounts payable		1,750,000
Reclassification of accrued issuable equity		$ 43,095